Shareholder Report, Holdings (Details)	Feb. 28, 2025
Columbia Convertible Securities Fund - Class A | MicroStrategy, Inc.12/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Convertible Securities Fund - Class A | Boeing Co. (The) 10/15/2027 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Convertible Securities Fund - Class A | Nextera Energy, Inc. 11/01/2027 7.234% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Convertible Securities Fund - Class A | Lumentum Holdings, Inc. 06/15/2028 0.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Convertible Securities Fund - Class A | Live Nation Entertainment, Inc. 01/15/2030 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Convertible Securities Fund - Class A | Uber Technologies, Inc. 12/01/2028 0.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Convertible Securities Fund - Class A | Welltower OP LLC 07/15/2029 3.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Convertible Securities Fund - Class A | Bank of America Corp.7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Convertible Securities Fund - Class A | Global Payments, Inc. 03/01/2031 1.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Class A | Southern Co. (The) 06/15/2027 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Convertible Securities Fund - Class A | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
Columbia Convertible Securities Fund - Class A | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Convertible Securities Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Convertible Securities Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Convertible Securities Fund - Class C | MicroStrategy, Inc.12/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Convertible Securities Fund - Class C | Boeing Co. (The) 10/15/2027 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Convertible Securities Fund - Class C | Nextera Energy, Inc. 11/01/2027 7.234% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Convertible Securities Fund - Class C | Lumentum Holdings, Inc. 06/15/2028 0.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Convertible Securities Fund - Class C | Live Nation Entertainment, Inc. 01/15/2030 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Convertible Securities Fund - Class C | Uber Technologies, Inc. 12/01/2028 0.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Convertible Securities Fund - Class C | Welltower OP LLC 07/15/2029 3.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Convertible Securities Fund - Class C | Bank of America Corp.7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Convertible Securities Fund - Class C | Global Payments, Inc. 03/01/2031 1.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Class C | Southern Co. (The) 06/15/2027 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Convertible Securities Fund - Class C | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
Columbia Convertible Securities Fund - Class C | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Convertible Securities Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Convertible Securities Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Convertible Securities Fund - Institutional Class | MicroStrategy, Inc.12/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Convertible Securities Fund - Institutional Class | Boeing Co. (The) 10/15/2027 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Convertible Securities Fund - Institutional Class | Nextera Energy, Inc. 11/01/2027 7.234% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Convertible Securities Fund - Institutional Class | Lumentum Holdings, Inc. 06/15/2028 0.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Convertible Securities Fund - Institutional Class | Live Nation Entertainment, Inc. 01/15/2030 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Convertible Securities Fund - Institutional Class | Uber Technologies, Inc. 12/01/2028 0.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Convertible Securities Fund - Institutional Class | Welltower OP LLC 07/15/2029 3.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Convertible Securities Fund - Institutional Class | Bank of America Corp.7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Convertible Securities Fund - Institutional Class | Global Payments, Inc. 03/01/2031 1.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Institutional Class | Southern Co. (The) 06/15/2027 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Convertible Securities Fund - Institutional Class | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
Columbia Convertible Securities Fund - Institutional Class | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Convertible Securities Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Convertible Securities Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Convertible Securities Fund - Institutional 2 Class | MicroStrategy, Inc.12/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Convertible Securities Fund - Institutional 2 Class | Boeing Co. (The) 10/15/2027 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Convertible Securities Fund - Institutional 2 Class | Nextera Energy, Inc. 11/01/2027 7.234% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Convertible Securities Fund - Institutional 2 Class | Lumentum Holdings, Inc. 06/15/2028 0.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Convertible Securities Fund - Institutional 2 Class | Live Nation Entertainment, Inc. 01/15/2030 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Convertible Securities Fund - Institutional 2 Class | Uber Technologies, Inc. 12/01/2028 0.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Convertible Securities Fund - Institutional 2 Class | Welltower OP LLC 07/15/2029 3.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Convertible Securities Fund - Institutional 2 Class | Bank of America Corp.7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Convertible Securities Fund - Institutional 2 Class | Global Payments, Inc. 03/01/2031 1.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Institutional 2 Class | Southern Co. (The) 06/15/2027 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Convertible Securities Fund - Institutional 2 Class | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
Columbia Convertible Securities Fund - Institutional 2 Class | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Convertible Securities Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Convertible Securities Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Convertible Securities Fund - Institutional 3 Class | MicroStrategy, Inc.12/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Convertible Securities Fund - Institutional 3 Class | Boeing Co. (The) 10/15/2027 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Convertible Securities Fund - Institutional 3 Class | Nextera Energy, Inc. 11/01/2027 7.234% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Convertible Securities Fund - Institutional 3 Class | Lumentum Holdings, Inc. 06/15/2028 0.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Convertible Securities Fund - Institutional 3 Class | Live Nation Entertainment, Inc. 01/15/2030 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Convertible Securities Fund - Institutional 3 Class | Uber Technologies, Inc. 12/01/2028 0.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Convertible Securities Fund - Institutional 3 Class | Welltower OP LLC 07/15/2029 3.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Convertible Securities Fund - Institutional 3 Class | Bank of America Corp.7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Convertible Securities Fund - Institutional 3 Class | Global Payments, Inc. 03/01/2031 1.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Institutional 3 Class | Southern Co. (The) 06/15/2027 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Convertible Securities Fund - Institutional 3 Class | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
Columbia Convertible Securities Fund - Institutional 3 Class | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Convertible Securities Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Convertible Securities Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Convertible Securities Fund - Class S | MicroStrategy, Inc.12/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Convertible Securities Fund - Class S | Boeing Co. (The) 10/15/2027 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Convertible Securities Fund - Class S | Nextera Energy, Inc. 11/01/2027 7.234% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Convertible Securities Fund - Class S | Lumentum Holdings, Inc. 06/15/2028 0.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Convertible Securities Fund - Class S | Live Nation Entertainment, Inc. 01/15/2030 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Convertible Securities Fund - Class S | Uber Technologies, Inc. 12/01/2028 0.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Convertible Securities Fund - Class S | Welltower OP LLC 07/15/2029 3.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Convertible Securities Fund - Class S | Bank of America Corp.7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Convertible Securities Fund - Class S | Global Payments, Inc. 03/01/2031 1.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Convertible Securities Fund - Class S | Southern Co. (The) 06/15/2027 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Convertible Securities Fund - Class S | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
Columbia Convertible Securities Fund - Class S | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Convertible Securities Fund - Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Convertible Securities Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%